Related party transactions	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Related party transactions
44 Related party transactions
In the normal course of business, Aegon enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of Aegon include, among other things, its associates, joint ventures, key management personnel and the defined benefit and contribution plans. Transactions between related parties have taken place on an arm’s length basis. Transactions between Aegon and its subsidiaries that are deemed related parties have been eliminated in the consolidation and are not disclosed in the notes.
Related party transactions include, among others, transactions between Aegon Ltd. and Vereniging Aegon.
On December 18, 2023, Aegon repurchased 112,619,440 common shares B from Vereniging Aegon for the amount of EUR 14,804,951.58 based on
1/40
th of the Value Weighted Average Price of the common shares of the five trading days
preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon more in line with its special cause voting rights of 32.6% following the completion of the Share Buy Back Programs, initiated by Aegon in July 2023 following the completion of the transaction with a.s.r.
On December 8, 2023, Aegon entered into a share repurchase agreement with Vereniging Aegon, pursuant to which the Vereniging Aegon agreed to participate in the second and third tranche of the Aegon’s current 1.5 billion Euro share buyback program and Aegon agreed to repurchase a certain number of Common Shares from Vereniging Aegon for an aggregate consideration equal to EUR 139.5 million Euro which will be equally distributed over the total number of trading days during the remainder of the current share buy back program of Aegon. The number of Common Shares that Aegon will repurchase from Vereniging Aegon will be determined based on the daily volume-weighted average price per common share on Euronext Amsterdam on a weekly basis.
On August 16, 2023, the members of Vereniging Aegon voted to instruct the board of Vereniging Aegon, subject to the board’s fiduciary duties, to vote all of Vereniging Aegon’s common shares and common shares B (based on one vote per 40 common shares B) at Aegon N.V.’s extraordinary general meeting of September 29, 2023 and at Aegon S.A.’s extraordinary meeting of September 30, 2023 in favor the change in legal domicile of Aegon from The Netherlands to Bermuda by means of the cross-border conversion of Aegon N.V. into Aegon S.A. and the subsequent cross-border conversion of Aegon S.A. into Aegon Ltd (the “Redomiciliation”). Following such vote of the members of Vereniging Aegon, the board of Vereniging Aegon is obligated, pursuant to the terms of a voting undertaking agreement, dated June 29, 2023, between Aegon N.V. and Vereniging Aegon, and subject to the board’s fiduciary duties, to vote all of such shares in favor of the Redomiciliation.
On December 15, 2022, Aegon repurchased 43,817,400 common shares B from Vereniging Aegon for the amount of EUR 5,113,578.21 based on
1/40
th of the Value Weight Average Price of the common shares of the five trading days
preceding this transaction. The repurchase of common shares B was executed to bring the aggregate holding of voting shares by Vereniging Aegon in Aegon more in line with its special cause voting rights of 32.6% following the completion of the Share Buy Back Programs, initiated by Aegon in April 2022, following the completion of the sale of the Hungarian business and initiated in July and October 2022 to neutralize the dilutive effect of the distribution of the final dividend 2021 and the interim dividend 2022 in stock.
On November 21, 2022, the members of Vereniging Aegon voted to instruct the board of Vereniging Aegon, subject to the board’s fiduciary duties, to vote all of Vereniging Aegon’s common shares and common shares B (based on one vote per 40
common shares B) at Aegon Ltd.’s next extraordinary general meeting in favor of Aegon divesting its business operations in the Netherlands to A.S.R. Nederland N.V. for cash consideration and almost 30% share interest in A.S.R. Nederland N.V (the “Transaction”). Following such vote of the members of Vereniging Aegon, the board of Vereniging Aegon is obligated, pursuant to the terms of a voting undertaking agreement, dated October 27, 2022, between Aegon Ltd. and Vereniging Aegon, and subject to the board’s fiduciary duties, to vote all of such shares in favor of the Transaction.
On December 15, 2021, Aegon repurchased 22,643,360 common shares B from Vereniging Aegon for the amount of EUR 2,285,621 based on
1/40th
of the Value Weight Average Price of the common shares of the five trading days
preceding this transaction. The repurchase of common shares B was executed to align the aggregate holding of voting shares by Vereniging Aegon in Aegon with its special cause voting rights of 32.6%.
On June 3, 2021, Vereniging Aegon exercised its options rights to purchase in aggregate 1,983,360 common shares B at fair value of a common share B (being
1/40
th of the market value of a common share in the capital of the Company at the time of issuance) to mitigate dilution caused by the issuance of shares on June 3, 2021, in connection with the Long Term Incentive Plans for senior management.

Remuneration of the Executive Director,
Non-Executive
Directors and Key Management
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2023	2022	2021

Non-Executive Directors 1 )	1.3	1.3	0.9

Executive Director 2 )	0.9	n.a.	n.a.

Executive Board 3 )	4.3	5.2	4.9

Key Management 4 )	27.9	27.7	27.5

in fixed compensation	13.8	16.0	16.8

in cash based variable compensation	4.6	4.0	3.6

in share based variable compensation	5.0	3.5	3.2

in pension contributions	3.1	3.0	2.8

in other benefits	1.3	1.2	1.1

1	Previously reported as ‘Supervisory Board’.
2	Classification established September 30, 2023. In 2023, this represents Mr. Lard Friese from October 1, 2023.
3	Classification ended September 30, 2023. In 2023, this represents Mr. Lard Friese and Mr. Matt Rider through September 30, 2023.
4	Key Management is inclusive of Non-Executive Directors, Executive Directors, also reported separately above and Executive Committee Members.
5	n.a. in above table should be read as “not applicable”.
Fixed compensation of Key Management included severance payments was EUR 2.2 million in 2021, no such payments were paid in 2022 and 2023. Key Management consisted of the
Non-Executive
Directors, the Executive Director, and all members of the Executive Committee (see the chapter Composition of the Boards for more details).
Additional information on the remuneration of the Executive Director and
Non-Executive
Directors are disclosed in the Remuneration report.
Interests in Aegon Ltd. held by the Executive Director
Shares held in Aegon on December 31, 2023 by Mr. Friese amount to 83,122 (2022: 72,081) and by Mr. Rider to 130,620 (2022: 120,962). The shares held in Aegon mentioned above do not exceed 1% of total outstanding share capital at the reporting date. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for Mr. Friese and Mr. Rider.
Common shares held by
Non-Executive
Directors

Shares held in Aegon on December 31	2023	2022	2021

Ben J. Noteboom 1 )	-	23,500	23,500

Dona D. Young	13,260	13,260	13,260

Total	13,260	36,760	36,760

1	Mr. Ben J. Noteboom stepped down in May 2023
Shares held by the
Non-Executive
Directors are only disclosed for the period for which they have been part of the Board of Directors. At the reporting date no loans with Aegon or outstanding balances such as guarantees or advanced payments exist for the
Non-Executive
Directors.